Derivative instruments - Cross-currency Interest Rate Swap (Details) - Cross-currency interest rate swap - Cash Flow Hedging R$ in Thousands, $ in Thousands	Oct. 31, 2020 BRL (R$)	Oct. 31, 2020 USD ($)	Apr. 30, 2017 BRL (R$)	Apr. 30, 2017 USD ($)
Banco Santander S.A. | Payable | Subsidiaries
Derivative [Line Items]
Payable amount | R$			R$ 155,500
Banco Santander S.A. | Payable | Brazil Real | Subsidiaries
Derivative [Line Items]
Interest rate			13.77%	13.77%
Banco Santander S.A. | Receivable | Subsidiaries
Derivative [Line Items]
Interest rate			6.91%	6.91%
Receivable amount | $				$ 50,000
Cross-Currency Interest Rate Swap Originated November 2013 | JP Morgan Chase Bank, N.A. | Payable
Derivative [Line Items]
Payable amount | R$	R$ 108,000
Cross-Currency Interest Rate Swap Originated November 2013 | JP Morgan Chase Bank, N.A. | Payable | Brazil Real
Derivative [Line Items]
Interest rate	13.00%	13.00%
Cross-Currency Interest Rate Swap Originated November 2013 | JP Morgan Chase Bank, N.A. | Receivable
Derivative [Line Items]
Interest rate	4.38%	4.38%
Receivable amount | $		$ 35,390
Cross-Currency Interest Rate Swap Originated November 2013 | BAML | Payable | Subsidiaries
Derivative [Line Items]
Payable amount | R$			R$ 156,250
Cross-Currency Interest Rate Swap Originated November 2013 | BAML | Payable | Brazil Real | Subsidiaries
Derivative [Line Items]
Interest rate			13.64%	13.64%
Cross-Currency Interest Rate Swap Originated November 2013 | BAML | Receivable | Subsidiaries
Derivative [Line Items]
Interest rate			6.91%	6.91%
Receivable amount | $				$ 50,000
Cross-Currency Interest Rate Swap Originated June 2017 | JP Morgan Chase Bank, N.A. | Payable
Derivative [Line Items]
Payable amount | R$	R$ 98,670
Cross-Currency Interest Rate Swap Originated June 2017 | JP Morgan Chase Bank, N.A. | Payable | Brazil Real
Derivative [Line Items]
Interest rate	13.00%	13.00%
Cross-Currency Interest Rate Swap Originated June 2017 | JP Morgan Chase Bank, N.A. | Receivable
Derivative [Line Items]
Interest rate	6.02%	6.02%
Receivable amount | $		$ 30,000
Cross-Currency Interest Rate Swap Originated July 2017 | Citibank N.A. | Payable
Derivative [Line Items]
Payable amount | R$	R$ 94,200
Cross-Currency Interest Rate Swap Originated July 2017 | Citibank N.A. | Payable | Brazil Real
Derivative [Line Items]
Interest rate	13.00%	13.00%
Cross-Currency Interest Rate Swap Originated July 2017 | Citibank N.A. | Receivable
Derivative [Line Items]
Interest rate	6.29%	6.29%
Receivable amount | $		$ 30,000
Cross-Currency Interest Rate Swap Originated October 2020 | Citibank N.A. | Payable
Derivative [Line Items]
Payable amount | R$	R$ 112,738
Cross-Currency Interest Rate Swap Originated October 2020 | Citibank N.A. | Payable | Brazil Real
Derivative [Line Items]
Interest rate	13.00%	13.00%
Cross-Currency Interest Rate Swap Originated October 2020 | Citibank N.A. | Receivable
Derivative [Line Items]
Interest rate	8.08%	8.08%
Receivable amount | $		$ 20,049